Annual Total Returns- Vanguard Growth Index Fund (Admiral) [BarChart] - Admiral - Vanguard Growth Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.87%	17.01%	32.40%	13.63%	3.30%	6.12%	27.80%	(3.34%)	37.23%	40.19%